Securitizations and Variable Interest Entities Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Securitizations and Variable Interest Entities (Textual) [Abstract]
Short-term Borrowings, Amount	$ 53,883,000,000		$ 57,175,000,000		$ 49,091,000,000
Accrued expenses and other liabilities	69,949,000,000		76,668,000,000
Long-term debt	152,998,000,000	[1]	127,379,000,000	[1]
Percentage of underlying collateral rated as investment grade	72.00%		83.00%
Net Gains from Sale of Assets Securitizations	149,000,000		518,000,000		112,000,000
Amount of servicing asset at fair value	15,580,000,000		11,538,000,000
Amount of servicing asset at amortized cost	1,229,000,000		1,160,000,000
Total Loans	1,434,435,000,000		1,414,103,000,000
Delinquent loans	25,916,000,000		33,900,000,000
Available-for-sale securities	252,007,000,000		235,199,000,000
VIEs that we consolidate, recourse [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Short-term Borrowings, Amount	0		2,100,000,000
Accrued expenses and other liabilities	9,000,000		767,000,000
Long-term debt	29,000,000		29,000,000
FNMA, FHLMC and GNMA [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Total Loans	1,300,000,000,000		1,300,000,000,000
Delinquent loans	14,000,000,000		17,400,000,000
Residential Mortgage [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	343,900,000,000		517,300,000,000		329,100,000,000
Gain Loss on Transfer of Unconsolidated VIE Debt Investments	0		0		0
Commercial Loan [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	5,600,000,000		3,400,000,000		3,000,000,000
Gain Loss on Transfer of Unconsolidated VIE Debt Investments	152,000,000		178,000,000		48,000,000
Loans [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	6,600,000,000		6,400,000,000
Available-for-sale securities [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	160,000,000		179,000,000
Cash and cash equivalents [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	180,000,000		138,000,000
Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Available-for-sale securities	54,000,000		116,000,000		532,000,000
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount of servicing asset at fair value	3,500,000,000		4,900,000,000		4,000,000,000
Amount of liability for repurchase reserves at fair value	143,000,000		274,000,000		101,000,000
Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount of servicing asset at fair value	20,000,000		13,000,000		20,000,000
Equity Interests [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Total equity interest	6,900,000,000		5,800,000,000
Long-term debt [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Private placement debt financing	6,000,000,000		6,000,000,000
Commercial Mortgage Servicing [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Fair value of interests held	1,600,000,000		1,400,000,000
Decrease in fair value from 25% adverse change	175,000,000		139,000,000
Trust Preferred Securities [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value - asset (liability)	(1,900,000,000)		(4,900,000,000)
Trust Preferred Securities Notice Redeemed During Period, Value	2,800,000,000
Trust Preferred Securities [Member] | Preferred stock [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value - equity	2,500,000,000		2,500,000,000
Other Investments [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Securities Available for Sale Portfolio of ARS issued by VIEs	$ 653,000,000		$ 686,000,000

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.